GCAT 2025-INV3 Trust ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 7/30/2025 11:53:51 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3969	32811797			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.						Reviewer Comment (2025-01-03): Updated HOI policy received with change in Effective date. Exception cleared Buyer Comment (2025-01-02): Policy Update	01/03/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3969	32811795	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE - verification of [redacted] employment is missing at time of review.	Reviewer Comment (2025-01-22): Received VVOE for Borrower's Employment [redacted]. Exception Cleared

Buyer Comment (2025-01-18): VVOE

Reviewer Comment (2025-01-09): Received a a copy of Paystubs and Banks Statement [redacted] reflecting income from the employment, but we still need a copy of VVOE - Employment or Paystubs within [redacted] business days of note date. Exception Remains

Buyer Comment (2025-01-08): Direct Deposit

Reviewer Comment (2025-01-03): Paystub acceptable as alternate verification, however provided paystub is not within [redacted] business days of note date as require per [redacted] requirement. YTD date is [redacted] where as closing date is [redacted]. Exception Remains

Buyer Comment (2025-01-02): Paystub in lieu of VVOE
																		01/22/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3941	32811799			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Verify that [redacted] [redacted] payment to [redacted] loan [redacted] was paid within month due.				Reviewer Comment (2025-01-08): Received [redacted] payment verification for [redacted] Loan # [redacted] via bank statement. Exception Cleared Buyer Comment (2025-01-07): see att	01/08/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3941	32811798			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Borrower(s) signed Final 1003 is missing in file.				Reviewer Comment (2025-01-09): Received signed Final 1003. Exception Cleared. Buyer Comment (2025-01-08): Final Reviewer Comment (2025-01-07): Final 1003 received for different borrower require 1003 for borrower [redacted] and [redacted]. exception remains. Buyer Comment (2025-01-06): Final 1003	01/09/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3943	32811802			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Appraisal was delivered to borrower [redacted] but we are missing evidence of receipt within [redacted] days of closing. Waiver not provided.				Reviewer Comment (2025-01-08): Appraisal email Delivery Received. Exception Cleared Buyer Comment (2025-01-07): Appraisal delivery	01/08/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3943	32811803			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The statements must cover the most recent full [redacted] -month period of account activity ([redacted] days, or, if account information is reported on a quarterly basis, the most recent quarter).				Reviewer Comment (2025-01-16): Guideline Follow AUS which shows Require current Brokerage statement as per Selling guideline [redacted] months statement also acceptable. Exception Cleared Buyer Comment (2025-01-15): Assets Reviewer Comment (2025-01-09): Received a copy of Bank Statement [redacted] which we already have in file from period [redacted] To [redacted]. The statements must cover the most recent full [redacted]-month period of account activity. Exception Remains Buyer Comment (2025-01-08): Bank statements	01/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3930	32811804			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Child Support of $[redacted] listed for [redacted] on the 1003 application, require divorce decree, separate agreement or any written legal agreement to confirm the payment and the number of months remaining.				Reviewer Comment (2025-01-14): Received Full Separate Agreement Exception Cleared Buyer Comment (2025-01-13): separation agreement Reviewer Comment (2025-01-07): Received incomplete divorce decree. require all pages of divorce decree. exception remains. Buyer Comment (2025-01-06): Per Lender : Child support documentation-divorce decree, proof business pays salary severance for ex, email where the severance pay to ex shows up in tax returns	01/14/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3930	32811805			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing evidence of PITI breakdown. Need to verify the monthly payment of $[redacted] included taxes and insurance.				Reviewer Comment (2025-01-07): Received First payment letter. exception cleared. Buyer Comment (2025-01-06): [redacted] Payment Letter reflecting PITI breakdown for [redacted]	01/07/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3925	32811810			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	[redacted] Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	[redacted] First Lien Disclosure not provided in file				Reviewer Comment (2025-01-23): Received [redacted] Refinance Disclosure. Exception Cleared Buyer Comment (2025-01-22): Disclosure	01/23/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Investment	Refinance - Rate/Term		B	A	B	A	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3925	32811811			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2025-01-24): Final title policy was provided. Buyer Comment (2025-01-23): title	01/24/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Investment	Refinance - Rate/Term		B	A	B	A	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3965	32811812			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement is required for Trust Funds for [redacted] of [redacted] Acct [redacted]				Reviewer Comment (2025-01-22): Received Trust agreement. Exception cleared Buyer Comment (2025-01-21): Certification of Trust	01/22/2025			1	C	A	C	A	C	A	C	A	C	A		OK	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3926	32811816			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-01-23): Appraisal Delivery evidence received. Exception cleared Buyer Comment (2025-01-22): Appraisal receipt	01/23/2025			1	B	A	B	A	B	A	B	A	B	A		UT	Investment	Purchase		B	A	A	A	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3939	32811817	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after [redacted] declared end date.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to [redacted]%.

The representative FICO score exceeds the guideline minimum by at least [redacted] points.

														The representative FICO score is above [redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-13): Inspection date after declaration date but prior to declaration end date.			01/13/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Investment	Purchase		B	B	B	B	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3974	32811819			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [redacted] declared end date.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points. The representative FICO score is above [redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-16): Inspection was completed post disaster declaration date but prior to the declaration end date.			01/16/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Investment	Purchase		D	B	C	B	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3974	32811820			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Investor Qualifying DTI is [redacted] %, guidelines allow [redacted] % DTI.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points. The representative FICO score is above [redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-29): Investor accepts and agrees to waive with compensating factors. Buyer Comment (2025-01-29): Exception from [redacted].			01/29/2025	2	C	B	C	B	C	B	C	B	C	B		NC	Investment	Purchase		D	B	C	B	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3974	32811818			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-01-29): Provided. Buyer Comment (2025-01-29): CDA	01/29/2025			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Purchase		D	B	C	B	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3958	32811821			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent is missing in file				Reviewer Comment (2025-01-27): E-Sign Consent Agreement received for Borrower[redacted] Buyer Comment (2025-01-24): Econsent	01/27/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3950	32999674			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Require [redacted] months consecutive bank statement [redacted] #[redacted] to meet funds required for closing/reserves				Reviewer Comment (2025-01-13): Received [redacted] Months Bank statement for Account # [redacted]. Exception Cleared Buyer Comment (2025-01-10): bank statements	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3950	32999675			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after [redacted] declared end date.				Reviewer Comment (2025-01-09): Received Final Inspection Form [redacted] confirm no damages to the property. Exception cleared Buyer Comment (2025-01-08): 1004D	01/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3950	32999676	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Excessive DTI. Borrower owns primary exiting residence that was retained and not for sale with a PITI mortgage obligation that was excluded from qualifying ratios based on bank statements that non-borrowing spouse has been making payments the last [redacted] months. Provide copy of the Note confirming spouse is obligated on the Note.	Reviewer Comment (2025-02-03): CD showing the bwrs spouse is obligated to make the payment on the previous primary has been provided.

Buyer Comment (2025-01-31): Lender provided CD that reflects borrower as an obligor

Reviewer Comment (2025-01-22): Statement received. Please provide the Note.

Buyer Comment (2025-01-21): Per Lender The mortgage statement is being provided to show the other party is obligated. per [redacted] provide proof  "the party making the payments is obligated on the mortgage debt" Typically a copy of the Note is the only document to substantiate you are an obligor on the Note. Please advise if the mortgage statement is acceptable

Buyer Comment (2025-01-21): Mtg Statement
																		02/03/2025			1		A		A		A		A		A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3950	32999677	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Excessive DTI. Borrower owns primary exiting residence that was retained and not for sale with a PITI mortgage obligation that was excluded from qualifying ratios based on bank statements that non-borrowing spouse has been making payments the last [redacted] months. Provide copy of the Note confirming spouse is obligated on the Note.	Reviewer Comment (2025-02-03): CD showing the bwrs spouse is obligated to make the payment on the previous primary has been provided.

Buyer Comment (2025-01-31): CD provided reflects borrower is an obligor

Reviewer Comment (2025-01-22): Statement received. Please provide the Note.

Buyer Comment (2025-01-21): lox

Buyer Comment (2025-01-21): Per Lender The mortgage statement is being provided to show the other party is obligated. per [redacted] provide proof "the party making the payments is obligated on the mortgage debt" Typically a copy of the Note is the only document to substantiate you are an obligor on the Note. Please advise if the mortgage statement is acceptab
																		02/03/2025			1		A		A		A		A		A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3937	32999680			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Missing Retirement-[redacted] Investments-[redacted] Plan for $[redacted]				Reviewer Comment (2025-02-20): Using [redacted]% of the [redacted] meets the reserve requirement. LOX in file states borrower can withdraw a lump sum. Reviewer Comment (2025-01-23): When using [redacted]% of the [redacted] Plan $[redacted], the assets are still short. $[redacted] required per AUS and $[redacted] provided. Buyer Comment (2025-01-21): LOX Buyer Comment (2025-01-21): Asset	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3976	32999682			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Investor qualifying total debt ratio of [redacted] % exceeds the Overlay Guideline total debt ratio of [redacted] . Lender approved at [redacted] % and LP approval is [redacted] %.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points. The representative FICO score is above [redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-02-05): Investor exception provided. Buyer Comment (2025-02-05): Exception from [redacted].			02/05/2025	2	C	B	C	B	C	B	C	B	C	B		MD	Investment	Purchase		C	B	C	B	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3932	32999683	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement is missing.	Reviewer Comment (2025-02-06): Lender Confirmed [redacted]% of Line Limit i.e. $[redacted]* [redacted]% = $[redacted] as borrower used HELOC advance for cash to close. $[redacted] was showing deposit in Borrower bank account as Loan proceed. exception Cleared

Buyer Comment (2025-02-05): Per Lender Loan draw from HELOC for Cash to close. The credit shows a low payment because it did not calculate a full payment. UW used [redacted]% of the line as payment to qualify to be conservative.

Reviewer Comment (2025-01-29): received [redacted] lien mortgage statement however Require HELOC statement to verify payment of $[redacted] as Credit report noted only $[redacted]  monthly payment. Exception Remains

Buyer Comment (2025-01-28): [redacted] [redacted] Mtg Statement
																		02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3940	32999684			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Require borrower's signed copy of Notice of Special Flood Hazard Disclosure.				Buyer Comment (2025-01-31): Acknowledged as non-material. Reviewer Comment (2025-01-31): Provide Notice of Special Flood hazard Signed copy prior to Note date. as provided copy signed post closing. Exception Remains Buyer Comment (2025-01-30): Signed form			01/31/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Investment	Purchase		D	B	A	A	B	B	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3940	32999685			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-02-05): Received CDA with correct Effective date. Exception cleared Buyer Comment (2025-02-04): CDA Reviewer Comment (2025-01-31): Received CDA, however effective of CDA [redacted] not matching with Appraisal effective date of $[redacted]. Exception Remains Buyer Comment (2025-01-30): CDA	02/05/2025			1	D	A	D	A	D	A	D	A	D	A		AZ	Investment	Purchase		D	B	A	A	B	B	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3975	32999686			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Credit Report reflects [redacted] entries of [redacted] with monthly payment $[redacted] from [redacted] different credit bureaus [redacted], require credit supplement confirming this tradeline is duplicate entry. Missing evidence of [redacted] account #[redacted] being excluded from the DTI.				Reviewer Comment (2025-01-31): Received Credit supplement confirm [redacted] has been excluded due to duplicate Tradeline. Exception Cleared Buyer Comment (2025-01-30): Credit supplement Reviewer Comment (2025-01-29): Credit supplement Require as Both [redacted] Bank Tradeline shows Different Account Numbers. Exception Remains Buyer Comment (2025-01-28): Rebuttal from UW in reference to the [redacted] Bank cards	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3977	32999689			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-02-10): Received CDA. Exception Cleared Buyer Comment (2025-02-07): CDA	02/10/2025			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3977	32999690			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated DTI [redacted]% exceeds vs Lender used DTI [redacted] %. less Taxes used for the subject property $[redacted] instead of $[redacted] . Also investment property [redacted] negative income of $-[redacted] vs 1003 of $-[redacted].				Reviewer Comment (2025-02-19): Updated 1003 and 1008 received. Updated AUS already provided in the file. Exception Cleared Buyer Comment (2025-02-18): Per lender : updated 1008 and 1003 to match the updated aus that was provided Reviewer Comment (2025-02-11): Provide updated 1003 and 1008 with terms matching with Updated AUS. Exception remains Buyer Comment (2025-02-10): AUS Buyer Comment (2025-02-10): Annual	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3977	32999688			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Require borrower evidence of access to funds into Business Checking#[redacted] for Business [redacted]				Reviewer Comment (2025-02-11): Received Evidence of [redacted]. Exception cleared Buyer Comment (2025-02-10): we have the attached document reflecting its [redacted] company and we dont require CPA letter for accessing the business funds as we are not using business income for qualification	02/11/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3936	33211105			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-03-03): Received CDA. Exception Cleared Buyer Comment (2025-02-28): CDA	03/03/2025			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3973	33211107	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide supporting document for other payment of $[redacted] reflected on Final 1003 for property address [redacted] .	Reviewer Comment (2025-03-27): Received updated 1003/AUS with change Property expenses for REO [redacted], [redacted], [redacted] as per Verified document. Exception Cleared

Buyer Comment (2025-03-26): Per lender : UW updated the total for the property at [redacted] to show taxes and insurance [redacted] [redacted]= [redacted]. There are no additional expenses.

Buyer Comment (2025-03-26): Tax bill

Buyer Comment (2025-03-26): 1003

Buyer Comment (2025-03-26): AUS

Reviewer Comment (2025-03-21): Tax verified at [redacted] and Insurance Verified at $[redacted]. whereas Total [redacted] shows $[redacted] therefore require proof of $[redacted] remaining payment. Exception Remains

Buyer Comment (2025-03-20): Please clarify the other payment of $[redacted]. The final 1003 shows other payment of $[redacted].
																		03/27/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3963	33428227			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require VVOE or Third-party Verification of Employment for Borrower [redacted] as it is missing				Reviewer Comment (2025-04-02): Received VVOE. Exception Cleared Buyer Comment (2025-04-01): VOE	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3963	33428228			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1008 states new Co-signed debt to be documented. No documentation found in file for said debt.				Reviewer Comment (2025-04-02): Received Non-Borrower loan Statement where borrower has Co-Signed. Exception Cleared Buyer Comment (2025-04-01): [redacted]	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3951	33631200			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506C missing in the file for co-borrower [redacted].				Reviewer Comment (2025-04-30): Provided. Buyer Comment (2025-04-28): 4506C for [redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3951	33631201			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Mortgage statement to verify escrow status for REO address [redacted] .				Reviewer Comment (2025-05-02): Received Mortgage statement for [redacted], [redacted], [redacted].. Exception Cleared Buyer Comment (2025-04-30): Mortgage Statement	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3951	33631202			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA verification missing for REO address [redacted] .				Reviewer Comment (2025-04-17): Received sales contract addendum specifying the HOA amount. exception cleared. Buyer Comment (2025-04-16): the hoa dues are highlighted	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3951	33631203			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing [redacted] [redacted] for [redacted] in order to determine that [redacted] was the most recent tax year to be qualified from .				Reviewer Comment (2025-05-06): Not required. Buyer Comment (2025-05-02): Per [redacted] guidelines, application date is before [redacted] [redacted], [redacted]. The most recent tax returns must be no older than [redacted]. Please clear Reviewer Comment (2025-05-01): Closing date of loan is [redacted] and Business Corporate return filing date deadline is [redacted]., Require [redacted] Business extension for [redacted] in order to determine that [redacted] was the most recent tax year to be qualified from. Exception Remains Buyer Comment (2025-04-29): See lender's notes attached.	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3951	33631204			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Review used the YTD P&L that as provided as most conservative approach. Provide revised AUS with corrected DTI.				Reviewer Comment (2025-05-09): Received Updated 1003/1008/AUS with change in DTI. Exception Cleared Buyer Comment (2025-05-08): LPA	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3952	33631206			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require HOA document as it is missing for property [redacted]				Reviewer Comment (2025-05-27): HOA provided. Buyer Comment (2025-05-27): HOA Buyer Comment (2025-05-23): HOA for [redacted] Reviewer Comment (2025-05-23): HOA docs provided are for [redacted]. Provide [redacted] for [redacted] [redacted]. Buyer Comment (2025-05-22): HOA Reviewer Comment (2025-04-21): Received HOA Verification for [redacted], however require HOA Verification of $[redacted]/monthly for [redacted], [redacted], [redacted]. Exception Remains Buyer Comment (2025-04-18): HOA verification	05/27/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3952	33631205			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	[redacted] months bank statement are required and only [redacted] month was provided. Provide an additional [redacted] month bank statement for [redacted] account ending with [redacted] .				Reviewer Comment (2025-05-02): Received [redacted][redacted]Bank statement for account # [redacted]. Exception Cleared Buyer Comment (2025-05-01): Statements	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3949	33631207			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Per AUS DTI is [redacted]% and calculated DTI Is [redacted]% due to the REO [redacted] rental income				Reviewer Comment (2025-05-09): Received, updated 1008, AUS 1003 with correction in Calculation of REO property. Exception Cleared Buyer Comment (2025-05-07): income calculation worksheet Buyer Comment (2025-05-07): AUS Buyer Comment (2025-05-07): 1003/1008	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3957	33631208			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing [redacted] tax return extension [redacted] for [redacted] [redacted] in order to determine that [redacted] was the most recent tax year to be qualified from.				Reviewer Comment (2025-05-09): Updated: The extension portion this exception has been cleared based on direction from client to follow [redacted].	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3947	33631209			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		[redacted] - Instalment amount of $[redacted] was backed out as less than [redacted] months thus matching DTI with AUS of [redacted]%; however, 1008 reflects the same tradeline was included in DTI calculation resulting in increase in DTI to [redacted]%. Require corrected 1008 reflecting DTI ratio as [redacted]% matching with AUS.				Reviewer Comment (2025-05-15): Updated 1008 received and uploaded accordingly. Exception cleared Buyer Comment (2025-05-15): 1008	05/15/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3971	33631211			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE - Employment Only document is missing for [redacted] with title as [redacted].				Reviewer Comment (2025-05-12): Received YTD paystub within [redacted] Business days of Note date. Lender used alternate method of Verification which allows per [redacted] [redacted] guideline. Exception Cleared Buyer Comment (2025-05-08): New paystub Buyer Comment (2025-05-08): VOE	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3955	33631212			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $[redacted] to cover estimated cost new amount, appraisal value $[redacted] * [redacted]% of value, $[redacted], there was no evidence of extended coverage or insurer's estimate of replacement cost provided.				Reviewer Comment (2025-05-19): Dwelling Coverage of $[redacted] covering the loan amount of [redacted]. Exception Cleared Buyer Comment (2025-05-16): Lender's response: The dwelling coverage limit exceeds the Note amount, please have cleared accordingly	05/19/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3970	33631213			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes. LCA score is [redacted]				Reviewer Comment (2025-05-30): Received CDA. Exception Cleared Buyer Comment (2025-05-29): CDA	05/30/2025			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3946	33631214			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2025-06-05): Fraud report provided. Buyer Comment (2025-06-04): Fraud	06/05/2025			1		A		A		A		A		A		NC	Investment	Purchase		A	A	A	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3962	33926129			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-06-20): Provided. Buyer Comment (2025-06-20): CDA	06/20/2025			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3954	33926132			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax, Insurance, and HOA verification missing for REO address [redacted].				Reviewer Comment (2025-06-27): Received HOA verification [redacted]$[redacted]vs Lender used $[redacted]. DTI variance is less than [redacted]% no further action require. Exception Cleared Buyer Comment (2025-06-25): HOA association fee listed on page [redacted] Reviewer Comment (2025-06-24): Received Same Documentation, Lender used Tax & Insurance amount from the mortgage statement [redacted]$[redacted](or $[redacted]), P&I not considered as Mortgage has been paid off, however still missing Verification HOA $[redacted]. Exception Remains Buyer Comment (2025-06-23): REO statement	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3954	33926133			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Market rent for subject [redacted] considered as per comparable rent schedule amount $[redacted] however lender has considered amount $[redacted] as per 1003 final which results in variance in DTI ratio.				Reviewer Comment (2025-06-24): Received updated AUS/1008 with correction Subject negative cashflow per Market rent. Exception Cleared Buyer Comment (2025-06-23): Updated AUS	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3933	34097338			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Missing Lender Exception for DTI > 45.00%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-16): Investor exception provided. Buyer Comment (2025-01-16): Exception from [Redacted].			01/16/2025	2	C	B	C	B	C	B	C	B	C	B		MO	Investment	Purchase		C	B	C	B	B	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV3933	34097339			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2025-01-09): Received Original Appraisal. Exception cleared Buyer Comment (2025-01-08): 12/17 appraisal Buyer Comment (2025-01-08): 12/6 Appraisal	01/09/2025			1	B	A	B	A	B	A	B	A	B	A		MO	Investment	Purchase		C	B	C	B	B	A	A	A		N/A	No